Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated July 15, 2005

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2004 (as revised July 1, 2005)

Disclosure Relating to the NACM Pacific Rim Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the NACM Pacific Rim Fund is managed by Joseph Devine, Vincent Willyard, CFA and Rebecca Hagstrom, CFA. Additional information about Ms. Hagstrom may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.” Additional information about Messrs. Devine and Willyard is provided below.

Mr. Devine is a portfolio manager for the Nicholas-Applegate Pacific Rim strategies. Prior to joining Nicholas-Applegate in 2005, he was a research analyst and trader for the international strategy team at Duncan-Hurst Capital Management L.P. Prior to joining Duncan-Hurst, he held trading positions at Peregrine Investment Holdings Ltd. and Credit Suisse First Boston and was a financial consultant at Merrill Lynch. Mr. Devine has more than ten years of investment industry experience.

Mr. Willyard is a portfolio manager for the Nicholas-Applegate Pacific Rim strategies and International Small-Cap and All-Cap strategies. Prior to joining Nicholas-Applegate in 2005, he was a portfolio manager at Duncan-Hurst Capital Management L.P. for its International Growth Equity and International Small-Cap Growth equity strategies. Prior to joining Duncan-Hurst, Mr. Willyard was employed by Fidelity Investment Advisors Group. Mr. Willyard has more than ten years of investment industry experience.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated July 15, 2005

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2004 (as revised July 1, 2005)

Disclosure Relating to the NACM Pacific Rim Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the NACM Pacific Rim Fund is managed by Joseph Devine, Vincent Willyard, CFA and Rebecca Hagstrom, CFA. Additional information about Ms. Hagstrom may be found in the Prospectus under the subsection captioned “Sub-Advisers” in the section titled “Management of the Funds.” Additional information about Messrs. Devine and Willyard is provided below.

Mr. Devine is a portfolio manager for the Nicholas-Applegate Pacific Rim strategies. Prior to joining Nicholas-Applegate in 2005, he was a research analyst and trader for the international strategy team at Duncan-Hurst Capital Management L.P. Prior to joining Duncan-Hurst, he held trading positions at Peregrine Investment Holdings Ltd. and Credit Suisse First Boston and was a financial consultant at Merrill Lynch. Mr. Devine has more than ten years of investment industry experience.

Mr. Willyard is a portfolio manager for the Nicholas-Applegate Pacific Rim strategies and International Small-Cap and All-Cap strategies. Prior to joining Nicholas-Applegate in 2005, he was a portfolio manager at Duncan-Hurst Capital Management L.P. for its International Growth Equity and International Small-Cap Growth equity strategies. Prior to joining Duncan-Hurst, Mr. Willyard was employed by Fidelity Investment Advisors Group. Mr. Willyard has more than ten years of investment industry experience.

Filed pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

ALLIANZ FUNDS

Supplement Dated July 15, 2005

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2004 (as revised April 1, 2005)

Disclosure Relating to the NACM Pacific Rim Fund

The section of the Prospectus captioned “Management of the Funds” is revised to indicate that the NACM Pacific Rim Fund is managed by Joseph Devine, Vincent Willyard, CFA and Rebecca Hagstrom, CFA. Additional information about Messrs. Devine and Willyard and Ms. Hagstrom is provided below.

Mr. Devine is a portfolio manager for the Nicholas-Applegate Pacific Rim strategies. Prior to joining Nicholas-Applegate in 2005, he was a research analyst and trader for the international strategy team at Duncan-Hurst Capital Management L.P. Prior to joining Duncan-Hurst, he held trading positions at Peregrine Investment Holdings Ltd. and Credit Suisse First Boston and was a financial consultant at Merrill Lynch. Mr. Devine has more than ten years of investment industry experience.

Mr. Willyard is a portfolio manager for the Nicholas-Applegate Pacific Rim strategies and International Small-Cap and All-Cap strategies. Prior to joining Nicholas-Applegate in 2005, he was a portfolio manager at Duncan-Hurst Capital Management L.P. for its International Growth Equity and International Small-Cap Growth equity strategies. Prior to joining Duncan-Hurst, Mr. Willyard was employed by Fidelity Investment Advisors Group. Mr. Willyard has more than ten years of investment industry experience.

Ms. Hagstrom is a portfolio manager for the Nicholas-Applegate Pacific Rim strategies and International strategies. Prior to joining Nicholas-Applegate in 2000, she was an investment analyst with Prudential Global Asset Management. Ms. Hagstrom started her career with Prudential Realty Group and moved on to Prudential Capital Group as an analyst. Ms. Hagstrom has ten years of investment industry experience.